Segment analysis (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 USD ($)
Segment analysis
Number of operating segments. | segment			2
Number of reportable segments | segment			2
(Loss)/profit for the year	$ 2	$ (10)	$ (10)	$ (11)
Income tax charge / (credit)	2	(2)	(7)	(11)
Net finance expense	51	23	86	46
Depreciation and amortisation expense	113	100	222	198
Exceptional operating items	10	40	21	59
Adjusted EBITDA	$ 178	$ 151	$ 312	$ 281